TAXES (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Income Tax Disclosure [Abstract]
Valuation allowance, beginning of year	$ 745	¥ 116,210	¥ 213,318	¥ 240,934
Additions	184	28,659	2,047	5,484
Reversals			(99,120)	(33,592)
Foreign exchange translation adjustments	2	251	(35)	492
Valuation allowance, end of year	$ 931	¥ 145,120	¥ 116,210	¥ 213,318